Expense Example - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio	Apr. 30, 2025 USD ($)
VIP Equity-Income Portfolio - Initial Class
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	591
VIP Equity-Income Portfolio - Service Class
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
VIP Equity-Income Portfolio - Service Class 2
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894